Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of key management compensation

	2025	2024	2023

	Continuing operations
Salaries, other short‑term employee benefits and post-employment benefits	474,976	341,575	159,775
Consulting fees	—	—	17,106
Share‑based compensation	69,850	167,066	239,202
Total	544,826	508,641	416,083

	2025	2024	2023

	Discontinued operations
Salaries, other short‑term employee benefits and post-employment benefits	—	664,525	1,484,290
Share‑based compensation	—	1,260,638	1,297,695
Total	—	1,925,163	2,781,985